Share-Based Payments	12 Months Ended
Jun. 30, 2018
Share-based payment arrangements [Abstract]
Share-Based Payments
SHARE-BASED PAYMENTS

ACCOUNTING POLICY
The group operates an equity-settled share-based payments plan where the group grants share options to certain employees in exchange for services received.
Equity-settled share-based payments are measured at fair value that includes market performance conditions but excludes the impact of any service and non-market performance conditions of the equity instruments at the date of the grant. The share-based payments are expensed over the vesting period, based on the group's estimate of the shares that are expected to eventually vest. The group used an appropriate option pricing model in determining the fair value of the options granted. Non-market vesting conditions are included in assumptions about the number of options that are expected to vest. At each balance sheet date, the estimates of the number of options that are expected to become exercisable are revised. The impact of the revision of original estimates, if any, is recognised in the income statement, with a corresponding adjustment to equity. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
The fair value of options granted is being determined using either a binomial, Black-Scholes or a Monte Carlo valuation model. The significant inputs into the model are: vesting period, risk free interest rate, volatility, price on date of grant and dividend yield.

34	SHARE-BASED PAYMENTS continued
EMPLOYEE SHARE-BASED PAYMENTS
The group's 2012 employee share ownership plan (ESOP) ended in 2017. The plan was an equity-settled and cash settled employee ownership plan.

The group has the 2006 employee share ownership plan that is active. The objective of these schemes is to recognise the contributions of employees to the group's financial position and performance and to retain key employees.
The total cost relating to employee share-based payments is made up as follows:

	US dollar
Figures in million	2018	2017

2012 employee share ownership plan	—	1
2006 share plan	28	28

Total employee share-based payments	28	29

The directors are authorised to issue up to 60 011 669 ordinary shares to participants who have received awards in accordance with Harmony's employee share incentive schemes.
Subsequent to the annual general meeting held on 1 December 2010, 11 115 289 share option awards have been issued in terms of the 2006 share plan. 52 376 102 outstanding share option awards have been granted in terms of the 2006 share plan.
Options granted under the 2006 share plan
The 2006 share plan consists of share appreciation rights (SARs), performance shares (PS) and restricted shares (RS). The share plan is equity-settled.

Award	Vesting	Performance criteria

SARs
SARs will vest in equal thirds in year three, four and five, subject to the performance conditions having been satisfied.

The SARs will have an expiry date of six years from the grant date and the offer price equals the closing market prices of the underlying shares on the trading date immediately preceding the grant.
2009 to 2013 allocation: The group's headline earnings per share must have grown since the allocation date by more than the South African Consumer Price Index (CPI).

PS	The PS will vest after three years from the grant date, if and to the extent that the performance conditions have been satisfied.
2015 to 2016 allocation:
• 50% of the number of rights awarded are linked to the total shareholder return of the group on an absolute basis.
• 50% of the number of rights awarded are linked to the total shareholder return of the group as compared to that of the South African gold index.

2014 allocation:
• the number of the rights awarded are linked to the group's performance in comparison to the South African Gold Index.

RS	The RS will vest after three years from grant date.	The participant is still employed within the group.

Termination of employees' participation in the share plan is based on "no fault" and "fault" definitions.

● Fault	All unvested and unexercised SARs and all PS and RS not yet vested are lapsed and cancelled.

● No fault	Accelerated vesting occurs and all unvested and unexercised share options are settled in accordance with the rules of the plan.
Executive management is encouraged to retain performance shares when they vest and a minimum shareholding requirement has been introduced to achieve this. This shareholding is meant to align shareholder and executive objectives to grow total shareholder return.

34	SHARE-BASED PAYMENTS continued
EMPLOYEE SHARE-BASED PAYMENTS continued
Options granted under the 2006 share plan continued
Activity on share options

	SARs		PS	RS
Activity on options and rights granted but not yet exercised	Number of options and rights	Weighted average option price (SA rand)	Number of rights	Number of rights

For the year ended 30 June 2018

Balance at beginning of year	12 476 697	32.60	37 848 573	701 412
Options granted and accepted	—	—	14 406 437	—
Rights vested and locked up	—	—	(278 629)	—
Options exercised	(794 351)	24.37	(3 594 838)	(120 000)
Options forfeited and lapsed	(1 834 486)	52.86	(5 954 259)	(30 416)

Balance at end of year	9 847 860	50.20	42 427 284	550 996

	SARs		PS	RS
Activity on options and rights granted but not yet exercised	Number of options and rights	Weighted average option price (SA rand)	Number of rights	Number of rights

For the year ended 30 June 2017

Balance at beginning of year	14 156 782	34.74	34 978 038	859 974
Options granted and accepted	—	—	9 320 599	—
Options granted	113 899	21.89	(160 271)	—
Options exercised	(451 187)	27.49	(2 171 953)	(158 562)
Options forfeited and lapsed	(1 342 797)	47.39	(4 117 840)	—

Balance at end of year	12 476 697	32.60	37 848 573	701 412

	SARs		PS and RS
Options and rights vested but not exercised at year end	2018	2017	2018	2017

Options and rights vested but not exercised	5 331 335	2 869 859	—	—
Weighted average option price (SA rand)	36.26	57.52	n/a	n/a

34	SHARE-BASED PAYMENTS continued
EMPLOYEE SHARE-BASED PAYMENTS continued
Options granted under the 2006 share plan continued
Activity on share options continued

List of options and rights granted but not yet exercised (listed by grant date)	Number of options and rights	Award price (SA rand)	Remaining life (years)

As at 30 June 2018

Share appreciation rights
16 November 2012	1 127 510	68.84	0.4
15 November 2013	3 891 126	33.18	1.4
17 November 2014	4 829 224	18.41	2.4

	9 847 860

Performance shares
16 November 2015	19 950 203	n/a	0.4
17 February 2016	512 000	n/a	0.4
29 November 2016	8 360 578	n/a	1.4
15 November 2017	13 604 503	n/a	2.4

	42 427 284

Restricted shares[1]
16 November 2012	137 749	n/a	0.4
16 November 2015	413 247	n/a	0.4

	550 996

Total options and rights granted but not yet exercised	52 826 140

[1] The 2012 and 2015 restricted shares vested in November 2015 and November 2018 respectively. Restricted shares that were not exercised, partially or fully, at that time remain restricted for a further three years, but were supplemented by a matching grant of restricted shares. All restricted shares are then only settled after the end of a further three year period.

	US dollar
Figures in million	2018	2017

Gain realised by participants on options and rights traded during the year	13	8

Fair value of options and rights exercised during the year	14	8

Measurement
The fair value of equity instruments granted during the year was valued using the Monte Carlo simulation on the market-linked PS, Cox-Ross- Rubinstein binomial tree on the SARs and spot share price on grant date for the RS.
(i) Assumptions applied at grant date for awards granted during the year

	Performance shares

29 November 2016 allocation

Risk-free interest rate	7.41%
Expected volatility[1]	47.66%
Expected dividend yield	0.00%
Vesting period (from grant date)	3	years

[1] The volatility is measured as annualised standard deviation of historical share price returns, using an exponentially weighted moving average (EWMA) model, with a lambda of 0.99. The volatility is calculated on the grant date, and takes into account the previous three years of historical data.

34	SHARE-BASED PAYMENTS continued
OTHER SHARE-BASED PAYMENTS
On 20 March 2013 Harmony signed transaction and funding agreements to give effect to an empowerment transaction to dispose of 30% of its Free State based Phoenix operation (Phoenix) to BEE shareholders, which includes a free-carry allocation of 5% to a community trust that has been created and is currently controlled by Harmony. The transaction closed on 25 June 2013, following the fulfilment of the last condition precedent. In terms of the agreements Phoenix was transferred to a newly incorporated subsidiary; 'PhoenixCo' which subsequently changed its name to Tswelopele Beneficiation Operation (TBO).
The awards to the BEE partners have been accounted for as in-substance options as the BEE partners will only share in the upside, and not the downside of their equity interest in TBO until the date the financing provided by Harmony is fully repaid. On this date the options will be exercised and a non-controlling interest in TBO will be recognised. The award of the options to the BEE partners is accounted for by the group as an equity- settled share-based payment arrangement. The in-substance options carry no vesting conditions and the fair value of the options of US$2.3 million was expensed on the grant date, 25 June 2013.